UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2015

Date of reporting period: 02/28/2015

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2015 (Unaudited)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Health Care Providers & Services — 0.4%
Dignity Health, 5.27%, 11/01/64	$2,825	$3,118,136
Texas Children’s Hospital, 3.37%, 10/01/29	5,000	5,121,830
Trinity Health Corp., 4.13%, 12/01/45	5,000	4,988,805

		13,228,771
Home Building — 0.1%
HP Communities LLC, 5.78%, 3/15/46 (a)	2,000	2,199,220
Total Corporate Bonds — 0.5%		15,427,991

Municipal Bonds
Alabama — 1.5%
Alabama Public School & College Authority, Refunding RB, Series B:
5.00%, 1/01/22	5,000	6,043,800
5.00%, 1/01/25	5,470	6,731,163
County of Jefferson Alabama Sewer, Refunding RB, Series D:
6.50%, 10/01/53	15,110	17,532,738
Sub-Lien, 7.00%, 10/01/51	3,000	3,586,110
State of Alabama, GO, Refunding Series A, 5.00%, 8/01/23	10,000	12,449,100

		46,342,911
Alaska — 0.8%
City of Valdez Alaska, Refunding RB, BP Pipelines Project, Series B, 5.00%, 1/01/21	15,000	17,362,500
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	4,050	4,050,607
5.00%, 6/01/46	4,500	3,622,905

		25,036,012
Arizona — 1.3%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools, Series A (a):
6.50%, 7/01/34	965	1,092,727
6.75%, 7/01/44	1,690	1,934,982
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	25,000	28,833,750
Municipal Bonds	Par (000)	Value
Arizona (concluded)
University of Arizona, RB, 5.00%, 8/01/44	$7,220	$8,194,845

		40,056,304
Arkansas — 0.2%
University of Arkansas, Refunding RB, 5.00%, 3/01/32	5,000	5,878,150
California — 11.3%
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	6,037,950
Bay Area Toll Authority, RB:
Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 4/01/50	4,000	6,017,120
Series S-6, 5.00%, 10/01/54	10,000	11,218,200
California County Tobacco Securitization Agency, RB:
6.00%, 6/01/42	885	885,080
County Securitization, Series A, 5.25%, 6/01/21	3,580	3,610,895
California Educational Facilities Authority, RB, 5.00%, 3/15/39	4,375	5,857,381
California Educational Facilities Authority, Refunding RB, 5.00%, 6/01/43	15,000	20,373,450
California Municipal Finance Authority, RB:
5.38%, 7/01/34 (a)	1,000	1,021,290
5.63%, 7/01/44 (a)	2,760	2,823,176
6.00%, 7/01/44	1,960	1,969,545
5.88%, 8/15/49	1,000	1,086,380
California Municipal Finance Authority, Urban Discovery Academy Project (a):
6.00%, 8/01/44	330	339,550
6.13%, 8/01/49	285	292,954
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (a)	7,560	8,242,517
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, Series C, AMT (NPFGC), 4.75%, 12/01/23	1,000	1,065,940
California School Finance Authority, RB, Series A (a):
6.50%, 11/01/34	1,015	1,050,231
6.75%, 11/01/45	1,395	1,452,627

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
California State Public Works Board, Refunding RB, Series F, 5.00%, 9/01/19	$5,000	$5,822,200
California Statewide Communities Development Authority, Refunding RB:
Irvine LLC, UCI - East Campus, 5.00%, 5/15/38	5,000	5,217,050
Series A, 5.25%, 11/01/44	1,250	1,276,063
California Statewide Financing Authority, RB:
Series A, 6.00%, 5/01/37	265	265,034
Series B, 6.00%, 5/01/37	585	585,076
Tobacco Settlement, Series A, 6.00%, 5/01/43	3,800	3,800,190
Tobacco Settlement, Series B, 6.00%, 5/01/43	7,425	7,425,965
Chabot-Las Positas Community College District, GO, Refunding, 2016 Crossover, 5.00%, 8/01/29	5,000	5,845,150
Chaffey Community College District, GO, Refunding Series A, 5.00%, 6/01/32	5,000	5,860,500
City of Irvine California, Special Tax Bonds, 5.00%, 9/01/49	1,500	1,693,635
East Bay Municipal Utility District Water System Revenue, Refunding RB:
Series A, 5.00%, 6/01/31 (b)	5,000	6,059,450
Series A, 5.00%, 6/01/32	5,000	5,941,050
Series B, 5.00%, 6/01/25	5,000	6,340,950
Series B, 5.00%, 6/01/28	6,685	8,503,320
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series A, 6.00%, 1/15/49	3,770	4,477,780
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	35,195	30,062,161
Inland Empire Tobacco Securitization Authority, RB, CAB, Series C-1, 0.00%, 6/01/36 (c)	5,155	1,025,742
Irvine Unified School District, Refunding, Special Tax Bonds, 5.00%, 9/01/38 (b)	5,000	5,761,100
Kern High School District, GO, Refunding:
5.00%, 8/01/29	2,105	2,463,524
5.00%, 8/01/30	2,205	2,568,693
Los Angeles Department of Water & Power, RB, Series E, 5.00%, 7/01/44	10,000	11,495,800
Municipal Bonds	Par (000)	Value
California (continued)
Metropolitan Water District of Southern California, RB, Authorization, Series A, 5.00%, 1/01/39	$5,000	$5,609,450
Orange County Sanitation District, Refunding RB, Series A, 5.00%, 2/01/34	7,100	8,444,598
Port of Los Angeles, RB, Series C, 5.00%, 8/01/39	5,000	5,820,250
Riverside County Transportation Commission, Refunding RB, Series A, 5.25%, 6/01/30	9,000	10,799,460
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series A, 5.00%, 12/01/34	5,670	6,635,771
San Francisco City & County Airports Commission-San Francisco International Airport, Refunding RB, AMT, Series A, 5.00%, 5/01/40	7,675	8,552,560
Santa Clara Valley Transportation Authority, RB, Build America Bonds, Series A, 5.88%, 4/01/32	5,000	6,293,100
South San Francisco Unified School District, GO, Series G, 3.50%, 7/01/18	6,670	7,217,073
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,793,633
State of California, GO, Build America Bonds, Various Purpose, 7.60%, 11/01/40	4,400	7,146,304
State of California, GO, Refunding, Various Purposes:
5.00%, 10/01/23	5,000	6,172,300
5.00%, 10/01/25	10,000	12,385,400
5.00%, 10/01/37	10,000	11,611,200
5.00%, 10/01/44	15,000	17,281,950
State of California, GO, Various Purpose, 5.00%, 4/01/43	3,745	4,256,567
State of California Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 4/01/37	5,000	5,631,200
University of California, Refunding RB, General, Series AI, 5.00%, 5/15/38	5,330	6,113,510
Victor Valley Community College District, GO, Series C, 0.00%, 8/01/38 (c)	10,000	3,839,500

2	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Walnut Valley Unified School District, GO, Election 2007, Series C, 5.00%, 8/01/39	$7,500	$8,676,975

		341,115,520
Colorado — 0.9%
City & County of Denver Colorado, Refunding RB, Special Facilities, United Airlines Project, Series A, AMT, 5.75%, 10/01/32	5,000	5,348,350
City & County of Denver Colorado Airport System Revenue, RB, Series B, 5.00%, 11/15/43	5,000	5,602,900
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23	1,000	1,011,270
Colorado Educational & Cultural Facilities Authority, RB, Charter Littleton Preparatory School, 5.00%, 12/01/22	185	198,248
Colorado Educational & Cultural Facilities Authority, Refunding RB:
5.00%, 11/01/44	885	900,576
5.13%, 11/01/49	765	774,922
Colorado Health Facilities Authority, RB, 5.63%, 6/01/43	9,385	10,710,443
Foothills Metropolitan District, Special Assessment Bonds, 6.00%, 12/01/38	3,520	3,771,610

		28,318,319
Connecticut — 1.0%
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, 6.25%, 1/01/31	2,000	2,000,020
State of Connecticut, GO:
Series A, 5.00%, 10/15/23	10,000	12,253,100
Series E, 5.00%, 9/01/23	5,000	6,117,400
State of Connecticut, Special Tax Revenue, RB, Series A, 5.00%, 9/01/29	5,000	5,931,250
Town of Hamden, GO, 5.20%, 8/15/44 (b)	5,000	5,023,950

		31,325,720
Delaware — 0.8%
New County Castle, GO, Refunding, 5.00%, 10/01/38	10,000	11,943,800
Public Charter School Receivables Co. LLC, 3.75%, 9/30/15 (a)	6,500	6,500,000
Municipal Bonds	Par (000)	Value
Delaware (concluded)
State of Delaware, GO, Refunding Series B, 5.00%, 7/01/23	$5,000	$6,221,400

		24,665,200
District of Columbia — 2.3%
District of Columbia, GO, Series C, 5.00%, 6/01/38	15,000	17,383,200
District of Columbia Water & Sewer Authority, RB, Series A, 5.00%, 10/01/44	5,000	5,687,550
District of Columbia Water & Sewer Authority, Refunding RB, Series C, 5.00%, 10/01/27	5,000	6,040,200
Metropolitan Washington Airports Authority, RB, Build America Bonds, 7.46%, 10/01/46	5,000	7,138,050
Metropolitan Washington Airports Authority, Refunding RB:
5.00%, 10/01/53	15,000	15,954,300
AMT, Series A, 5.00%, 10/01/24	5,000	6,034,250
AMT, Series A, 5.00%, 10/01/28	5,000	5,792,050
AMT, Series A, 5.00%, 10/01/30	5,000	5,738,350

		69,767,950
Florida — 6.0%
Capital Trust Agency, Inc., RB:
8.00%, 1/01/34	550	586,855
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 1/01/44	940	1,004,869
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 1/01/49	3,010	3,215,703
Capital Trust Agency, Inc., RB, Faulk Senior Services, 6.75%, 12/01/44	645	652,811
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 5/01/24	375	381,679
5.00%, 5/01/34	750	766,177
5.13%, 5/01/45	1,030	1,051,012
City of Orlando Florida, RB:
Series A, 5.00%, 11/01/44	10,725	12,203,656
Series B, 5.00%, 10/01/46	8,490	9,622,226
County of Alachua Florida Health Facilities Authority, RB:
5.00%, 12/01/34	5,000	5,681,800

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Alachua Florida Health Facilities Authority, RB (concluded):
East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	$2,000	$2,219,640
County of Brevard Florida Health Facilities Authority, Refunding RB:
5.00%, 4/01/39	5,000	5,575,600
Series A, 5.00%, 4/01/31	5,655	6,311,602
County of Collier Florida IDA, Refunding RB (a):
Arlington of Naples Project, Series B-2, 6.50%, 5/15/20	3,500	3,514,105
Series A, 8.25%, 5/15/49	1,000	1,154,310
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	5,000	5,602,100
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT, Series A:
5.00%, 10/01/35	5,000	5,619,600
5.00%, 10/01/36	5,000	5,610,950
(CIFG), 5.00%, 10/01/38	5,000	5,104,050
County of Miami-Dade Florida Educational Facilities Authority, RB, Series A, 5.00%, 4/01/42	10,000	11,019,400
County of Miami-Dade Florida Expressway Authority, RB, Series A, 5.00%, 7/01/39	9,300	10,466,406
County of Miami-Dade Florida Seaport Department, RB, AMT, Series B, 5.00%, 10/01/22	1,995	2,331,616
County of Miami-Dade Florida Seaport Department, Refunding RB, AMT, Series D, 5.00%, 10/01/22	1,305	1,525,193
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Series A, 5.00%, 10/01/42	10,000	11,169,000
County of Orange Florida Health Facilities Authority, RB, 5.50%, 7/01/38	1,000	1,032,060
County of Orange Florida Health Facilities Authority, Refunding RB:
5.00%, 8/01/26	3,965	4,524,224
5.00%, 8/01/28	5,000	5,640,550
County of Palm Beach Florida Health Facilities Authority, Refunding RB, 7.50%, 6/01/49	1,000	1,143,430
Municipal Bonds	Par (000)	Value
Florida (continued)
Crossings at Fleming Island Community Development District, Refunding, Special Assessment Bonds, 6.50%, 5/01/44	$2,720	$2,781,880
East Central Regional Wastewater Treatment Facilities Operation Board, RB, 5.00%, 10/01/39	5,000	5,787,550
Florida Development Finance Corp., RB, Series A:
Miami Arts Charter School Project, 5.88%, 6/15/34 (a)	420	429,009
Miami Arts Charter School Project, 6.00%, 6/15/44 (a)	1,900	1,926,828
Renaissance Charter School, 5.75%, 6/15/29	365	367,577
Renaissance Charter School, 6.00%, 6/15/34	440	443,696
Renaissance Charter School, 6.13%, 6/15/44	1,705	1,706,603
Florida Higher Educational Facilities Financial Authority, Refunding RB, 5.00%, 4/01/27	6,155	6,821,156
Key West Utility Board, Refunding RB, 5.00%, 10/01/26	2,420	2,830,214
Lakewood Ranch Stewardship District, Special Assessment Bonds:
4.25%, 5/01/25	805	793,191
4.88%, 5/01/35	1,210	1,181,214
4.88%, 5/01/45	2,420	2,332,807
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series B, 5.00%, 5/01/37	1,885	2,016,630
State of Florida Department of Transportation, RB, 5.00%, 7/01/36	5,000	5,685,700
Sterling Hill Community Development District, Refunding RB, Special Assessment Bonds, Series B, 5.50%, 11/01/10 (d)(e)	155	92,997
Tampa Bay Water, RB, Utility System, 5.00%, 10/01/38	6,095	6,977,556
Tolomato Community Development District, Refunding, Special Assessment:
Series A2, 0.00%, 5/01/39 (f)	150	109,859
Series A3, 0.00%, 5/01/40 (f)	360	214,830
Series A4, 0.00%, 5/01/40 (f)	190	83,931
Series A, 6.38%, 5/01/17	305	303,719

4	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Tolomato Community Development District, Convertible CAB, Bonds (d)(e):
Series 1, 6.38%, 5/01/17	$10	$10,118
Series 2, 6.38%, 5/01/17	1,290	877,432
Series 3, 6.38%, 5/01/17	425	4
Trout Creek Community Development District, Special Assessment Bonds:
5.50%, 5/01/35	2,355	2,337,785
5.63%, 5/01/45	3,750	3,693,450
Village Center Community Development District, Refunding RB (a):
4.76%, 11/01/29	815	850,615
5.02%, 11/01/36	1,500	1,573,995
Village Center Community Development District Utility Revenue, Refunding RB, Little Sumter Service Area, 5.02%, 10/01/36 (a)	500	525,880
Village Community Development District No. 10, Special Assessment Bonds, Sumter County, 4.50%, 5/01/23	3,485	3,884,486

		181,371,336
Georgia — 1.2%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40 (b)	20,000	22,843,800
Private Colleges & Universities Authority, RB:
5.00%, 4/01/18	1,000	1,106,720
Savannah College of Art & Design, 5.00%, 4/01/44	10,000	10,963,500

		34,914,020
Guam — 0.4%
Guam Government Waterworks Authority, RB:
5.25%, 7/01/22	525	611,930
5.25%, 7/01/25	1,735	2,005,990
5.00%, 7/01/28	1,250	1,412,612
5.63%, 7/01/40	3,000	3,331,290
Territory of Guam, GO, Series A:
6.00%, 11/15/19	570	631,429
7.00%, 11/15/39	2,390	2,820,080

		10,813,331
Idaho — 0.4%
Idaho Health Facilities Authority, RB, Series A, 5.00%, 3/01/44	10,000	11,158,900
Municipal Bonds	Par (000)	Value
Illinois — 1.6%
Chicago Transit Authority, RB:
Series A, 6.90%, 12/01/40	$3,050	$3,891,769
Series B, 6.90%, 12/01/40	3,200	4,083,168
City of Chicago Illinois, GO, Refunding:
Series A, 5.00%, 1/01/35	5,000	5,099,950
Series C, 5.00%, 1/01/40	5,000	5,069,450
City of Chicago Illinois, GO, Taxable Project, Recovery Zone, Series D, 6.26%, 1/01/40	2,500	2,538,875
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series B, AMT, 5.00%, 1/01/22	5,000	5,850,300
Illinois Finance Authority, Refunding RB:
Advocate Health Care, 5.00%, 8/01/38	5,000	5,723,000
Lutheran Home & Services Obligated Group, 5.50%, 5/15/30	1,000	1,067,310
Lutheran Home & Services Obligated Group, 5.63%, 5/15/42	2,500	2,642,700
Railsplitter Tobacco Settlement Authority, RB, 6.25%, 6/01/24	3,000	3,222,330
State of Illinois, GO, 5.00%, 5/01/35	7,000	7,466,410

		46,655,262
Indiana — 0.4%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A, 7.13%, 11/15/42	2,000	2,227,160
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 1/01/24	750	868,373
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	3,000	3,338,640
Indianapolis Local Public Improvement Bond Bank, Refunding RB, AMT, 5.00%, 1/01/24	5,000	5,873,450

		12,307,623
Iowa — 0.7%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	5,320	5,654,894
5.50%, 12/01/22	2,500	2,642,100

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Iowa (concluded)
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project, 5.00%, 9/01/20	$1,000	$1,072,000
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 6/01/34	6,510	6,192,963
Series C, 5.50%, 6/01/42	2,000	1,755,100
Series C, 5.63%, 6/01/46	4,960	4,406,166

		21,723,223
Kansas — 0.4%
City of Wichita Kansas, GO, Refunding, 5.00%, 6/01/23	5,000	6,152,250
Kansas Development Finance Authority, Refunding RB, Wichita State University Union Corp. Student House Project, Series F-1, 5.00%, 6/01/46	5,000	5,530,000

		11,682,250
Kentucky — 0.2%
Lexington-Fayette Urban County Government Public Facilities Corp., Refunding LRB, Eastern State Hospital Project, Series A, 5.00%, 6/01/24	5,000	5,796,000
Louisiana — 1.0%
Juban Crossing Economic Development District, Refunding RB, 7.00%, 9/15/44 (a)(b)	5,920	5,962,091
Louisiana Public Facilities Authority, RB, 5.00%, 10/01/41	5,000	5,515,450
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 6/01/21	10,655	12,729,102
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series B, 5.00%, 5/01/36	5,000	5,796,900

		30,003,543
Maine — 0.2%
Maine Health & Higher Educational Facilities Authority, Refunding RB, Bowdoin College, Series A, 5.00%, 7/01/39	5,000	5,646,700
Municipal Bonds	Par (000)	Value
Maryland — 2.7%
City of Baltimore Maryland, RB, Water Project, Series A, 5.00%, 7/01/43	$5,000	$5,713,150
City of Baltimore, Maryland, Refunding RB, Series D, 5.00%, 7/01/42	5,900	6,746,414
County of Anne Arundel Maryland Consolidated, Special Taxing District, Villages at Two Rivers Project:
5.13%, 7/01/36	600	614,052
5.25%, 7/01/44	1,220	1,246,120
County of Baltimore Maryland, GO, Refunding Series B, 5.00%, 8/01/27	5,800	7,094,734
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	2,850	3,241,932
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 2/15/44	1,170	1,261,190
County of Montgomery Maryland, GO, Refunding Series B, 5.00%, 11/01/23	10,000	12,493,000
County of Prince George’s Maryland, GO, Series A, 5.00%, 9/01/18	8,810	10,044,545
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,770	1,973,391
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
5.00%, 7/01/16	5,030	5,320,986
5.00%, 7/01/18	6,195	6,940,506
5.00%, 7/01/45	5,000	5,610,100
State of Maryland, GO, Refunding, 5.00%, 8/01/21	10,000	12,144,400

		80,444,520
Massachusetts — 2.6%
Commonwealth of Massachusetts, RB, Series A:
5.00%, 6/15/25	10,000	12,370,700
5.00%, 6/15/26	10,000	12,255,600
Commonwealth of Massachusetts, GO, Refunding, Series C, 5.00%, 8/01/25	10,000	12,544,200

6	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Development Finance Agency, Refunding RB:
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (a)	$2,000	$2,072,540
Series A, 5.00%, 9/01/43	5,795	6,678,680
Massachusetts Educational Financing Authority, RB, AMT, 5.00%, 1/01/24	5,000	5,663,600
Massachusetts Health & Educational Facilities Authority, RB, Refunding, Series D, 5.50%, 7/01/40	1,000	1,002,510
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC), 5.00%, 1/01/27	1,000	1,000,170
Massachusetts Water Resources Authority, Refunding RB, Series F, 5.00%, 8/01/21	10,000	12,056,000
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 7/01/41	10,000	11,198,400

		76,842,400
Michigan — 1.5%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	1,385	1,440,123
Michigan Finance Authority, Refunding RB:
AMT, 5.00%, 11/01/21	4,090	4,638,305
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	3,150	3,328,070
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 6/01/34	6,100	5,367,085
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 6/01/42	1,725	1,699,073
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series D, 5.00%, 9/01/39	$25,000	$27,958,750

		44,431,406
Minnesota — 0.8%
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, AMT, Series B:
5.00%, 1/01/25	1,000	1,171,260
5.00%, 1/01/26	1,000	1,160,220
State of Minnesota, GO, Series A:
5.00%, 8/01/21	6,000	7,278,480
5.00%, 8/01/23	10,000	12,431,500
Woodbury Housing & Redevelopment Authority, RB, St. Therese of Woodbury:
5.00%, 12/01/34	1,200	1,232,568
5.13%, 12/01/44	500	513,195

		23,787,223
Missouri — 1.1%
County of Jackson Missouri, Refunding RB:
5.00%, 12/01/19	7,500	8,764,275
5.00%, 12/01/20	5,000	5,936,900
5.00%, 12/01/22	5,000	6,073,800
Missouri Highway & Transportation Commission, Refunding RB, Series A, 5.00%, 5/01/22	5,000	6,125,750
Missouri Joint Municipal Electric Utility Commission, Refunding RB, 5.00%, 1/01/20	5,000	5,814,650

		32,715,375
Nevada — 0.5%
Las Vegas Special Improvement District 607, Refunding, Special Assessment, Local Improvement:
5.00%, 6/01/23	430	466,584
5.00%, 6/01/24	305	332,487
Las Vegas Valley Water District, GO, Refunding, 5.00%, 6/01/39	12,000	13,808,880

		14,607,951
New Jersey — 8.5%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	5,000	5,409,550

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Logan Project, Series A, AMT, 5.00%, 12/01/24	$1,500	$1,696,395
New Jersey Economic Development Authority, RB:
5.00%, 6/15/27	5,000	5,662,150
5.00%, 6/15/31	5,000	5,490,750
New Jersey Economic Development Authority, Refunding RB:
5.00%, 6/15/18	5,000	5,547,400
5.00%, 3/01/26	5,000	5,544,000
New Jersey EDA, RB, Series A:
AMT, ACR Energy Partners, 10.50%, 6/01/32 (a)(e)	3,500	1,566,250
Leap Academy Charter School, 6.00%, 10/01/34	280	289,260
Leap Academy Charter School, 6.20%, 10/01/44	230	237,022
6.30%, 10/01/49	375	386,895
New Jersey EDA, Refunding RB, School Facilities Construction, Series DD-1, 5.00%, 12/15/16	5,000	5,347,800
New Jersey Educational Facilities Authority, RB:
5.00%, 6/15/19	11,835	13,281,474
5.00%, 6/15/24	5,000	5,709,750
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.50%, 6/01/19 (g)	2,000	2,447,240
New Jersey Health Care Facilities Financing Authority, RB, Robert Wood Johnson University Hospital, Series A, 5.00%, 7/01/22	1,010	1,200,819
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care:
5.00%, 7/01/44	10,000	11,169,400
Series A, 5.00%, 7/01/23	1,100	1,281,445
Series A, 5.00%, 7/01/24	3,100	3,565,372
Series A, 5.00%, 7/01/25	1,000	1,140,480
New Jersey Transportation Trust Fund Authority, RB:
5.00%, 6/15/44	20,000	21,385,000
CAB, Transportation System, Series A, 0.00%, 12/15/38 (c)	10,000	3,130,400
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation Program, Series C (AMBAC), 0.00%, 12/15/28 (c)	$10,000	$5,382,400
Transportation System, Series A, 5.00%, 6/15/42	5,000	5,349,500
Transportation System, Series B, 5.00%, 6/15/42	10,000	10,712,500
Rutgers - The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/38	450	512,721
5.00%, 5/01/43	3,615	4,088,131
State of New Jersey, GO:
5.00%, 6/01/17	6,500	7,104,045
5.00%, 6/01/18	14,940	16,735,489
5.00%, 6/01/19	5,825	6,671,547
5.00%, 6/01/26	20,000	23,921,400
5.00%, 6/01/27	4,800	5,679,168
5.00%, 6/01/28	10,000	11,700,100
5.00%, 6/01/32	10,000	11,487,900
State of New Jersey, GO, Refunding, Series H, 5.25%, 7/01/18	5,000	5,653,000
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 6/01/23	7,500	7,517,250
5.00%, 6/01/29	2,840	2,418,800
5.00%, 6/01/41	39,335	30,558,575

		256,981,378
New York — 12.0%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/24	5,000	5,765,750
City of New York New York, GO, Refunding Series B, 5.00%, 8/01/24	7,305	8,992,382
City of New York New York Build Resource Corp., RB, 5.00%, 11/01/39	2,500	2,631,125
City of New York New York Build Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	400	426,892
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	35,400	36,030,828

8	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	$3,000	$3,435,030
County of Dutchess New York Industrial Development Agency, RB, Bard College Civic Facility, Series A-2, 4.50%, 8/01/36	2,480	2,419,934
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, 5.00%, 8/01/46	3,400	3,426,894
County of Essex New York Industrial Development Agency, Refunding RB, International Paper Co. Project, Series A, AMT, 5.20%, 12/01/23	2,300	2,354,809
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/23	5,685	6,499,319
County of Westchester New York Local Development Corp., RB, Pace University, Series A, 5.50%, 5/01/42	2,500	2,904,375
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 6/01/45	865	774,659
Long Island Power Authority, Refunding RB:
General, Electric Systems, Series A, 5.00%, 9/01/44	10,000	11,196,000
Series B, 5.25%, 4/01/19	5,000	5,742,950
Metropolitan Transportation Authority, RB, Series E, 5.00%, 11/15/38	5,000	5,675,550
Metropolitan Transportation Authority, Refunding RB, Series A, 0.00%, 11/15/30 (c)	10,190	6,129,896
Nassau County Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 6/01/21	6,485	6,495,376
New York City Water & Sewer System, Refunding RB, 5.00%, 6/15/45	10,000	11,428,900
New York Counties Tobacco Trust IV, Refunding RB, Series A:
5.00%, 6/01/42	1,935	1,620,098
5.00%, 6/01/45	515	426,142
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project (a):
Class 1, 5.00%, 11/15/44	29,815	31,335,565
Municipal Bonds	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project (a) (concluded):
Class 2, 5.15%, 11/15/34	$240	$263,851
Class 2, 5.38%, 11/15/40	570	636,935
Class 3, 7.25%, 11/15/44	1,655	1,993,795
New York State Dormitory Authority, RB:
5.50%, 3/15/30	6,150	7,474,095
New York University Hospitals Center, Series A, 5.00%, 7/01/22	1,725	1,982,284
New York University Hospitals Center, Series A, 5.00%, 7/01/43	5,000	5,741,100
Series A, 5.00%, 3/15/33	10,000	11,721,700
New York State Dormitory Authority, Refunding RB:
5.00%, 2/15/21	5,000	5,920,800
5.00%, 7/01/36	4,350	4,944,036
5.00%, 3/15/37	5,000	5,757,400
5.00%, 9/01/38	1,365	1,384,233
Series A, 5.00%, 7/01/39	3,555	4,028,242
Series A, 5.00%, 7/01/44	8,975	10,115,992
New York State Environmental Facilities Corp., Refunding RB, 5.00%, 6/15/34	5,000	5,944,550
New York State Urban Development Corp., RB:
5.51%, 3/15/25	2,000	2,432,740
Series E, 5.00%, 3/15/23	5,000	6,101,800
New York State Urban Development Corp., Refunding RB:
5.00%, 3/15/34	10,000	11,557,500
5.00%, 3/15/36	9,685	11,135,522
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (a)	1,000	1,018,660
Port Authority of New York & New Jersey, RB, 187th Series, 4.43%, 10/15/34	5,000	5,216,300
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 178th Series, AMT, 5.00%, 12/01/22	5,025	6,020,955
Port Authority of New York & New Jersey, Refunding RB, AMT, 5.00%, 9/01/22	10,000	11,938,800

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	9

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Sales Tax Asset Receivable Corp., Refunding RB, Series A:
5.00%, 10/15/25	$8,060	$10,086,284
5.00%, 10/15/26	10,000	12,405,700
5.00%, 10/15/30	5,000	6,049,800
State of New York Dormitory Authority, Refunding RB:
New York University, Series A, 5.00%, 7/01/42	5,000	5,630,000
Touro College & University, Series B, 5.75%, 1/01/29	1,700	1,723,154
State of New York Thruway Authority, Refunding RB, General, Series K, 5.00%, 1/01/32	10,000	11,545,900
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/22	5,000	6,151,450
TSASC, Inc., Refunding RB:
5.00%, 6/01/26	7,000	7,038,780
5.00%, 6/01/34	1,160	1,054,336
Ulster Tobacco Asset Securitization Corp., RB:
6.00%, 6/01/40	1,040	1,039,969
6.45%, 6/01/40	880	891,361
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	19,800	18,407,268

		361,067,766
North Carolina — 2.4%
County of Wake North Carolina, GO, 5.00%, 9/01/21	10,000	12,167,900
North Carolina Medical Care Commission, RB, 1st Mortgage, Galloway Ridge Project, Series A:
4.13%, 1/01/17	200	206,476
4.30%, 1/01/18	555	582,156
4.50%, 1/01/19	520	553,748
4.75%, 1/01/21	270	291,020
5.00%, 1/01/22	290	312,838
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A:
5.25%, 1/01/41	2,470	2,560,896
7.75%, 3/01/41	2,500	2,840,650
State of North Carolina, GO, Refunding Series C, 5.00%, 5/01/20	5,000	5,938,150
State of North Carolina, Refunding RB, Series C:
5.00%, 5/01/19	5,005	5,785,079
Municipal Bonds	Par (000)	Value
North Carolina (concluded)
State of North Carolina, Refunding RB, Series C (concluded):
5.00%, 5/01/24	$10,000	$12,349,600
5.00%, 5/01/25	5,000	6,153,050
5.00%, 5/01/27	9,620	11,613,456
State of North Carolina, GO, Refunding, Series A, 5.00%, 6/01/20	5,000	5,948,700
University of North Carolina at Chapel Hill, Refunding RB, 3.85%, 12/01/34	5,000	5,362,000

		72,665,719
Ohio — 2.4%
American Municipal Power Inc., Refunding RB, 5.00%, 2/15/34 (h)	15,000	17,084,550
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.88%, 6/01/47	35,250	29,119,672
6.50%, 6/01/47	2,500	2,230,300
Ohio State Water Development Authority, Refunding RB, 5.00%, 6/01/22	8,000	9,783,840
Ohio University, RB, 5.59%, 12/01/14	5,900	6,696,677
University of Cincinnati, RB, Series C, 5.00%, 6/01/39	5,000	5,753,700

		70,668,739
Oklahoma — 0.7%
County of Oklahoma Oklahoma Finance Authority, Refunding RB, Epworth Villa Project, Series A, 5.00%, 4/01/23	1,050	877,674
Oklahoma Capital Improvement Authority, Refunding RB, Series C:
5.00%, 7/01/25	2,000	2,458,320
5.00%, 7/01/26	1,000	1,219,270
5.00%, 7/01/29	1,435	1,707,234
5.00%, 7/01/31	3,000	3,558,240
5.00%, 7/01/32	2,500	2,953,875
Oklahoma City Water Utilities Trust, Refunding RB, 5.00%, 7/01/45	6,750	7,975,665

		20,750,278
Oregon — 1.8%
City of Portland Oregon, GO, 0.12%, 6/01/19 (h)	4,425	4,297,781

10	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Oregon (concluded)
City of Portland Oregon Sewer System Revenue, RB, Series B, 5.00%, 10/01/23	$5,000	$6,202,350
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A:
5.00%, 10/01/21	5,000	6,064,200
5.00%, 10/01/22	5,000	6,138,850
5.00%, 10/01/23	5,000	6,215,800
5.00%, 10/01/24	5,000	6,268,750
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, 5.00%, 6/15/28	10,000	12,046,800
Hospital Facilities Authority of Multnomah County Oregon, Refunding RB, Mirabella at South Waterfront:
5.40%, 10/01/44	610	659,483
5.50%, 10/01/49	865	940,939
Port of Morrow Oregon, RB, 3.37%, 9/01/25	5,000	5,157,050

		53,992,003
Pennsylvania — 3.6%
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 6/15/21	5,000	5,872,200
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, AMT, Series A, 5.00%, 6/15/18	5,000	5,619,600
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A:
5.63%, 7/01/36	4,045	4,339,719
5.63%, 7/01/42	2,500	2,674,075
County of Allegheny Pennsylvania, GO, Refunding Series C, 0.72%, 11/01/26 (h)	5,000	4,763,750
County of Montgomery Pennsylvania IDA, RB, New Hampshire School III Properties Project, 6.50%, 10/01/37	2,200	2,248,488
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 7/01/32	2,350	2,576,705
Lancaster County Hospital Authority, Refunding RB, 5.00%, 4/01/33	1,575	1,622,313
Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Montgomery County Industrial Development Authority, Refunding RB, 5.38%, 1/01/50 (b)	$9,750	$9,888,840
Pennsylvania Economic Development Financing Authority, 5.00%, 12/31/23 (b)	5,000	5,830,500
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 6/30/20 (b)	5,000	5,725,100
AMT, 5.00%, 6/30/21 (b)	5,000	5,773,350
AMT, 5.00%, 12/31/21 (b)	5,000	5,812,150
AMT, 5.00%, 6/30/22 (b)	4,495	5,198,827
AMT, 5.00%, 12/31/38 (b)	10,880	11,988,998
Build America Bonds, Series B, 6.53%, 6/15/39	5,000	5,854,200
Rapid Bridge Pennsylvania, AMT, 5.00%, 6/30/42 (b)	5,000	5,475,950
Pennsylvania Economic Development Financing Authority, Refunding RB:
National Gypson Co., AMT, 5.50%, 11/01/44	3,250	3,352,083
Series A, 5.00%, 2/01/33	5,000	5,683,750
Pennsylvania HFA, RB, S/F Mortgage, Series 103-C, 4.38%, 4/01/18	1,160	1,246,942
Pennsylvania Turnpike Commission, Refunding RB, 3.33%, 12/01/27 (i)	3,750	4,007,287
Susquehanna Area Regional Airport Authority, ARB, AMT, Series A, 5.00%, 1/01/27	3,100	3,404,606

		108,959,433
Puerto Rico — 0.6%
Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.00%, 7/01/35	22,300	18,593,071
Rhode Island — 0.2%
Tobacco Settlement Financing Corp, RB, Asset-Backed, Series A, 6.25%, 6/01/42	4,550	4,570,066
South Carolina — 0.6%
Charleston Educational Excellence Finance Corp., Refunding RB, Charleston County School District, 5.00%, 12/01/30	5,005	5,897,592

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	11

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	$5,000	$6,656,000
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	5,000	5,806,350

		18,359,942
South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, RB, Series B, 5.00%, 11/01/44	6,350	7,098,284
Tennessee — 0.9%
Shelby County, GO, Refunding Series A, 5.00%, 4/01/18	25,000	28,231,750
Texas — 6.1%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	3,730	3,839,140
Arlington Higher Education Finance Corp., RB, Series A, 7.13%, 3/01/44	1,250	1,329,788
Central Texas Regional Mobility Authority, Refunding RB, Subordinate Lien, 5.00%, 1/01/23	500	564,570
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/37	10,000	11,055,400
City of Austin Texas Airport System, RB, AMT, 5.00%, 11/15/44	21,250	23,725,412
City of Dallas Texas, GO, Refunding:
5.00%, 2/15/23	5,000	6,130,050
5.00%, 2/15/24	5,000	6,177,150
5.00%, 2/15/25	10,000	12,211,600
5.00%, 2/15/28	5,000	5,977,450
City of Houston Texas Airport System, RB, Special Facilities, Continental Airlines, Inc., AMT, Series A, 6.63%, 7/15/38	3,000	3,520,770
City of Houston Texas Airport System, Refunding ARB, AMT:
Series A, 6.50%, 7/15/30	1,000	1,166,510
Subordinate Lien, Series A, 5.00%, 7/01/23	5,000	5,844,900
United Airlines, Inc. Terminal E Project, 5.00%, 7/01/29	3,000	3,226,980
Municipal Bonds	Par (000)	Value
Texas (continued)
City of Houston Texas Utility System Revenue, Refunding RB, Series D, 5.00%, 11/15/39	$5,000	$5,805,200
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 5.75%, 1/01/28	500	565,575
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB:
1st Mortgage, Brazos Presbyterian Homes, Inc. Project, 4.00%, 1/01/23	1,325	1,372,819
Young Men’s Christian Association of the Greater Houston Area, Series A, 5.00%, 6/01/38	1,450	1,550,006
Dallas-Fort Worth International Airport, ARB, AMT:
Joint Improvement, Series D, 5.00%, 11/01/42	5,000	5,449,150
Series H, 5.00%, 11/01/42	3,750	4,086,862
Dallas-Fort Worth International Airport, RB:
Series A, 5.00%, 11/01/43	4,820	5,197,647
Series A, AMT, 5.00%, 11/01/45	10,000	10,809,300
Series H, 5.00%, 11/01/29	10,000	11,188,900
Dallas-Fort Worth International Airport Facilities Improvement Corp., ARB, Series 2001-A-1, AMT, 6.15%, 1/01/16	2,145	2,155,275
Decatur Hospital Authority, Refunding RB, 5.25%, 9/01/44	1,880	2,013,668
New Hope Cultural Education Facilities Corp., RB:
5.50%, 1/01/43	1,500	1,540,035
5.50%, 1/01/49	1,250	1,271,050
Permanent University Fund, Refunding RB, Series B, 5.00%, 7/01/25	5,000	6,219,650
Red River Health Facilities Development Corp., MRB, Eden Home, Inc. Project, 5.63%, 12/15/22	2,570	2,380,437
San Angelo Independent School District, GO, Refunding, 5.00%, 2/15/25	5,000	6,144,500
State of Texas, GO, Refunding:
5.00%, 10/01/24	5,100	6,342,411
Series A, 5.00%, 10/01/23	10,000	12,369,100
Series A, 5.00%, 10/01/44	10,000	11,656,400

12	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Town of Flower Mound, Special Assessment Bonds, 6.75%, 9/01/43	$2,000	$2,114,340

		185,002,045
Utah — 1.1%
County of Utah Utah, Refunding RB, U.S. Steel Corp. Project, 5.38%, 11/01/15	3,000	3,058,590
Utah State Charter School Finance Authority, RB (a):
5.00%, 7/15/34	530	524,138
5.13%, 7/15/49	4,830	4,770,833
Utah Transit Authority, Refunding RB, Series A:
5.00%, 6/15/24	10,000	12,420,700
5.00%, 6/15/25	10,000	12,545,900

		33,320,161
Vermont — 0.0%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/23	1,000	1,224,950
Virginia — 2.3%
City of Richmond Virginia, Refunding RB, Series A, 5.00%, 1/15/20	5,310	6,256,242
City of Suffolk Virginia, GO, Refunding, 5.00%, 2/01/21	5,135	6,178,329
County of Arlington Virginia, GO, Refunding Series B, 5.00%, 8/15/23	10,000	12,465,100
County of Fairfax Virginia, GO, Refunding Series B:
5.00%, 10/01/22	10,000	12,323,600
5.00%, 10/01/24	10,000	12,619,400
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.00%, 7/01/22	1,320	1,350,334
Residential Care Facility, 5.00%, 7/01/47	1,985	2,040,898
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes:
3.38%, 6/01/20	1,000	1,018,180
5.00%, 6/01/22	625	690,950
5.00%, 6/01/23	420	459,782
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.00%, 3/01/23	1,000	993,900
Municipal Bonds	Par (000)	Value
Virginia (concluded)
Hampton Roads Sanitation District, Refunding RB, Series A, 5.00%, 7/01/21	$5,000	$6,033,500
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17	905	951,318
University of Virginia, RB, Build America Bonds, 6.20%, 9/01/39	5,000	7,230,400

		70,611,933
Washington — 0.9%
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.25%, 9/01/32	2,255	2,379,408
State of Washington, GO, Refunding, 5.00%, 7/01/32	20,000	23,611,200
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 7/01/40	1,250	1,597,900

		27,588,508
West Virginia — 0.1%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	4,780	4,158,696
Wisconsin — 0.1%
Public Finance Authority, RB, Rose Villa Project, Series A:
5.75%, 11/15/44	1,190	1,253,712
6.00%, 11/15/49	745	795,824
Wisconsin Health & Educational Facilities Authority, Refunding RB, Mile Bluff Medical Center:
5.50%, 5/01/34	875	921,961
5.75%, 5/01/39	1,060	1,118,258

		4,089,755
Total Municipal Bonds — 86.3%		2,605,341,626

Municipal Bonds Transferred to Tender Option Bond Trusts (j)
Pennsylvania — 0.8%
Philadelphia Authority for Industrial Development Hospital, RB, The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 7/01/42	20,000	22,921,800

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	13

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
Arizona — 0.4%
Arizona State University, Refunding RB, Arizona State University System Board of Regents, Series A, 5.00%, 7/01/42	$10,000	$11,295,078
California — 5.5%
California Educational Facilities Authority, Rb, California Institute Of Technology, 5.00%, 11/01/39	10,000	11,463,795
California Health Facilities Financing Authority, RB:
5.00%, 8/15/43	10,000	11,407,367
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/51	10,000	11,144,800
Sutter Health, Series A, 5.00%, 8/15/52	10,000	11,325,700
City of Los Angeles California Department of Airports, Refunding RB, 5.00%, 5/15/35	10,000	11,316,389
City of Los Angeles Department of Airports, ARB, Series A, AMT, 5.00%, 5/15/45	10,000	11,278,570
City of San Francisco California Public Utilities Commission Water Revenue, 5.00%, 11/01/37	10,000	11,365,480
County of Ventura California Public Financing Authority, Refunding LRB, Series A, 5.00%, 11/01/38	8,450	9,569,960
Fresno Unified School District, 5.00%, 8/01/44	10,000	11,437,200
Los Angeles Department of Water & Power, RB, Series B, 5.00%, 7/01/43	10,000	11,337,400
Port of Los Angeles, 5.00%, 8/01/44	10,000	11,195,500
San Francisco City & County Airports Commission-San Francisco International Airport, 5.00%, 5/01/44	10,000	11,110,200
San Marcos Unified School District, GO, Series C, 5.00%, 8/01/40	10,000	11,429,779
State of California, GO, Various Purpose, 5.00%, 4/01/43	10,000	11,366,000
Ventura County Public Financing Authority, Refunding RB, Series A, 5.00%, 11/01/43	8,530	9,623,190

		166,371,330
Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
Delaware — 0.4%
County of New Castle Delaware, GO, Refunding, 5.00%, 10/01/45	$10,000	$11,853,290
District of Columbia — 0.4%
District of Columbia Water & Sewer Authority, RB, Sub-Lien, Series A, 5.00%, 10/01/44	10,000	11,375,100
Florida — 0.7%
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, 5.00%, 7/01/42	10,000	11,239,000
Tampa Bay Water, RB, 5.00%, 10/01/38	10,000	11,448,000

		22,687,000
Georgia — 0.4%
Gainesville & Hall County Hospital Authority, Refunding RB, 5.50%, 8/15/54	10,000	11,652,200
Maryland — 0.7%
Baltimore Maryland Project Revenue, 5.00%, 7/01/43	10,000	11,426,277
Maryland Health & Higher Educational Facilities Authority, RB, Series C, 5.00%, 5/15/43	10,000	11,306,500

		22,732,777
Massachusetts — 0.7%
Massachusetts Development Finance Agency, RB, Partners Healthcare System Issue, 5.00%, 7/01/44	10,000	11,238,500
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/44	10,000	11,523,500

		22,762,000
Minnesota — 0.4%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 1/01/46	10,000	11,459,494
Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri, RB, 5.00%, 1/01/44	10,000	11,426,277
Metropolitan St Louis Sewer District, RB, Series B, 5.00%, 5/01/43	10,000	11,479,500

14	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
Missouri (continued)
Saint Louis Mossouri Airport Revenue, 5.50%, 7/01/28	$10,000	$11,987,091

		34,892,868
Nevada — 0.4%
Las Vegas Valley Water District, GO, Series B, 5.00%, 6/01/37	10,000	11,281,900
New Jersey — 0.4%
Rutgers-The State University of New Jersey, 5.00%, 5/01/38	10,000	11,393,800
New York — 1.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	10,000	11,318,100
New York State Dormitory Authority, RB, Series A, 5.00%, 3/15/39	10,000	11,609,068
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 2/15/39	10,000	11,581,100
New York State Urban Development Corp, Refunding RB, 5.00%, 3/15/35	10,000	11,549,000

		46,057,268
Oklahoma — 0.4%
Oklahoma City Water Utilities Trust, Refunding RB, 5.00%, 7/01/45	10,000	11,815,800
South Carolina — 0.4%
City of Charleston South Carolina Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 1/01/41	10,000	11,270,600
Tennessee — 0.4%
Rutherford County Health & Educational Facilities Board, RB, Series C, 5.00%, 11/15/47	10,000	11,176,200
Texas — 1.1%
El Paso County Hospital District, GO, 5.00%, 8/15/43	10,000	10,967,900
State of Texas, RB, Series A, 5.00%, 10/01/44	10,000	11,656,392
Tarrant Regional Water District, Refunding RB, 5.00%, 3/01/52	10,000	11,364,800

		33,989,092
Municipal Bonds Transferred to Tender Option Bond Trusts (j)	Par (000)	Value
Virginia — 0.4%
Fairfax County Industrial Development Authority, RB, Series A, 5.00%, 5/15/44	$10,000	$11,495,300
Washington — 0.8%
State of Washington, GO, Series A, 5.00%, 8/01/38	10,000	11,471,400
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 10/01/38	10,000	11,423,376

		22,894,776
Wisconsin — 0.7%
Wisconsin Health & Educational Facilities Authority, RB, Series D, 5.00%, 11/15/41	10,000	11,182,200
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., Obligated Group, Series A, 5.00%, 4/01/42	10,000	11,090,876

		22,273,076
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.0%		543,650,749

Investment Companies	Shares
Market Vectors High Yield Municipal Index ETF	300,000	9,387,000
SPDR Nuveen S&P High Yield Municipal Bond ETF	100,000	5,791,000

Total Investment Companies — 0.5%		15,178,000
Total Long-Term Investments (Cost — $3,136,362,295) — 105.3%		3,179,598,366

Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	53,282,681	53,282,681
Total Short-Term Securities (Cost — $53,282,681) — 1.8%		53,282,681

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	15

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $3,189,644,976) — 107.1%	$3,232,881,047
Other Assets Less Liabilities — 2.6%	79,081495
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.7%)	(292,969,851)

Net Assets — 100.0%	$3,018,992,691

*	As of February 28, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,897,156,942

Gross unrealized appreciation	$62,459,282
Gross unrealized depreciation	(19,690,133)

Net unrealized appreciation	$42,769,149

Notes to Schedule of investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
J.P. Morgan Securities LLC	$51,864,325	$62,788
Jefferies Bache Ltd.	$5,962,091	$42,091
Pershing LLC	$22,843,800	$83,600
Piper Jaffray	$9,888,840	$253,208
Raymond James Financial	$5,023,950	$120,200
Stifel Nicolaus & Co.	$5,761,100	$49,650

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Security is collateralized by municipal or U.S. Treasury obligations.

(j)	Represent bonds transferred to a TOB Trust. In exchange for which the Fund received cash and residual interest certificates. These bonds serve as collateral in a secured borrowing.

(k)	During the period ended February 28, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliate	Shares Held at May 31, 2014	Net Activity	Shares Held at February 28, 2015	Income
FFI Institutional Tax-Exempt Fund	128,952,002	(75,669,321)	53,282,681	$22,844

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)

16	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETF	Exchange-Traded Fund
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S&P	Standard and Poor’s
SPDR	Standard & Poor’s Depository Receipts

•	As of February 28, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(6,247)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$798,347,078	$(3,343,707)
(3,795)	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$452,672,344	(896,395)
(1,583)	Long U.S. Treasury Bond	Chicago Board of Trade	June 2015	$256,198,656	(994,845)
Total					$(5,234,947)

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	17

Schedule of Investments (continued)	BlackRock Strategic Municipal Opportunities Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of February 28, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$15,178,000	$3,157,920,366	$6,500,000	$3,179,598,366
Short-Term Securities	53,282,681	—	—	53,282,681

Total	$68,460,681	$3,157,920,366	$6,500,000	$3,232,881,047

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(5,234,947)	—	—	$(5,234,947)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

18	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015

Schedule of Investments (concluded)	BlackRock Strategic Municipal Opportunities Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$49,593	—	—	$49,593
Cash pledged for financial futures contracts	16,590,000	—	—	16,590,000
Liabilities:
TOB trust certificates	—	$(292,954,956)	—	(292,954,956)

Total	$16,639,593	$(292,954,956)	—	$(276,315,363)

During the period ended February 28, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2015	19

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: April 22, 2015
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: April 22, 2015